Fair Value Measurements - Schedule of Carrying Values and Estimated Fair Values of Long-Term Debt (Detail) - Fair Value Measurements Nonrecurring - Fair Value Measurements - Level 1 [Member] - USD ($)
$ in Thousands
	Jan. 31, 2017	Jan. 31, 2016
4.25% Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible notes carrying value	$ 64,387	$ 61,766
Convertible notes fair value	64,705	49,873
8.0% Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible notes carrying value	97,952	97,205
Convertible notes fair value	$ 92,156	$ 92,156